FINANCING RECEIVABLES ON NONACCRUAL STATUS (Tables)	12 Months Ended
Dec. 31, 2015
Receivables,Loans,Notes Receivable,And Others [Abstract]
Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following table summarizes loans (in thousands) on nonaccrual status by class of loan at December 31, 2015 and 2014.

	December 31, 2015	December 31, 2014

Commercial operating	$538	$673
Commercial real estate, 1-4 family	19	179
Commercial real estate, other	97	69

Real estate, other	15	18

Consumer, equity	42	99
Consumer, other	10	23
Total	$721	$1,061